UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------

Check here if Amendment [  ];  Amendment Number:
                                                ------------------

  This Amendment (Check only one.)          [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
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Address:     1650 Tysons Boulevard, Suite 1575
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             McLean, VA 22102
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Form 13F File Number:  28- 11828
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The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert Bryan Jacoboski
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Title:     Managing Member
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Phone:     703-269-3400
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Signature, Place, and Date of Signing:

Robert Bryan Jacoboski               McLean, VA                  May 14, 2008
------------------------           ---------------             -----------------
     [Signature]                    [City, State]                   [Date]


Report Type (Check only one.):

[ X ]     13F Holdings Report.   (Check here if all holdings of this reporting
          manager are reported in this report.)

[   ]     13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[   ]     13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          ONE
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Form 13F Information Table Entry Total:     27
                                            -----------------

Form 13F Information Table Value Total:     191,447
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                                            (thousands)



List of Other Included Managers:

         No. Form 13F      File Number          Name

            1              28-10324             Abingdon Capital Management Ltd.
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



olumn 1                              Column 2     Column 3 Column 4     Column 5        Column 6   Column 7           Column 8
                                                            Value   SHRS OR  SH/ PUT/  Investment   Other         Voting Authority
Name of Issuer                 Title of Class    CUSIP     (x1000)  PRN AMT  PRN CALL  Discretion  Managers      Sole  Shared  None
-------------                  --------------   --------   -------  -------  ---       ---------   ---------    ------ ------- ----
ABITIBIBOWATER INC              COM            003687100     8435      653360 SH      SOLE            1         653,360
AFFILIATED MANAGERS GROUP INC   COM            008252108     4800       52900 SH      DEFINED         1          52,900
ALLIANCE ONE INTL INC           COM            018772103    11780     1950410 SH      DEFINED         1       1,950,410
ANNALY CAPITAL MANAGEMENT INC   COM            035710409     6081      396900 SH      SOLE            1         396,900
DEERFIELD CAPITAL CORP          COM            244331104       75       53198 SH      DEFINED         1          53,198
DELTA AIR LINES INC             COM NEW        247361702     6987      812390 SH      DEFINED         1         812,390
DOLLAR THRIFTY AUTOMOTIVE GP    COM            256743105     9965      730570 SH      DEFINED         1         730,570
FEDERAL NATIONAL MGT ASSN       COM            313586109     7154      271790 SH      SOLE            1         271,790
FIDELITY NATL INFORMATION SV    COM            31620M106     7781      204000 SH      SOLE            1         204,000
FEDERAL HOME LOAN MTG CO.       COM            313400301    12433      491050 SH      SOLE            1         491,050
NELNET INC                      CL A           64031N108     1220      103860 SH      DEFINED         1         103,860
NORTHWEST AIRLINES CORP         COM            667280408     7425      825960 SH      DEFINED         1         825,960
NOVEN PHARMACEUTICALS INC       COM            670009109     6323      704130 SH      DEFINED         1         704,130
PILGRIMS PRIDE CORPORATION      COM            721467108     9190      454290 SH      DEFINED         1         454,290
RAYMOND JAMES FINANCIAL INC     COM            754730109    11848      515560 SH      DEFINED         1         515,560
SLM CORP                        COM            78442P106    12123      789760 SH      DEFINED         1         789,760
TIMBERLAND CO                   CL A           887100105     6284      457700 SH      DEFINED         1         457,700
TRANSWITCH CORP                 COM            894065101     1593     2123890 SH      DEFINED         1       2,123,890
TRIARC COS INC                  CL A           895927101     1355      215100 SH      DEFINED         1         215,100
TRIARC COS INC                  CL B SER 1     895927309     1981      286640 SH      DEFINED         1         286,640
TRONOX INC                      CL A           897051108      955      239260 SH      DEFINED         1         239,260
UAL CORPORATION                 COM NEW        902549807     7251      336780 SH      DEFINED         1         336,780
UNISYS CORP                     COM            909214108    11329     2557250 SH      DEFINED         1       2,557,250
VIRGIN MEDIA INC                COM            92769l101     6050      430010 SH      SOLE            1         430,010
WELLPOINT INC                   COM            94973V107     7939      179900 SH      SOLE            1         179,900
WET SEAL INC                    COM            961840105    12554     3703290 SH      DEFINED         1       3,703,290
KINGSWAY FINANCIAL SERVICES     COM            496904103    10536      891330 SH      DEFINED         1         891,330


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                                TOTAL MARKET VALUE         191447
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